PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 1,999	¥ 14,234	¥ 23,824	¥ 111,762